OPERATING LEASE - Supplemental Cash flow information Relating to Operating Leases (Details) - Previous Lease Standard ("ASC 840") [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in the measurement of lease liabilities	¥ 14,686	¥ 17,528
Right-of-use assets obtained in exchange for operating lease liabilities		¥ 46,551